Share Capital	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Share capital

30	Share capital

(i)	Issued share captial

	Number of shares	Amount
	’000	RMB’000
As at 31 December 2021, 1 January 2022 and 31 December 2022
Registered, issued and fully paid:
Ordinary A shares listed in PRC	7,328,814	7,328,814
Foreign invested H shares listed overseas	3,495,000	3,495,000

Total	10,823,814	10,823,814

(ii)	Purchase of own shares
During the year, the Company repurchased its own ordinary shares on the Stock Exchange of Hong Kong Limited as follows:

Month/year	Number of shares repurchased	Highest price paid per share	Lowest price paid per share	Aggregate price paid
		HKD	HKD	RMB’000

October 2022	4,956,000	1.10	1.03	4,883
November 2022	15,866,000	1.26	1.04	16,299
December 2022	3,706,000	1.39	1.25	4,507

	24,528,000			25,689

The Company repurchased 24,528,000 H shares for an aggregate consideration of RMB 25,689 thousand. In February 2023, the Company has completed the cancellation procedures for all the repurchased own shares.